UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           03/31/2008

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           05/14/2008
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      4

Form 13F Information Table Entry Total:                 29

Form 13F Information Table Value Total (x$1000):  $264,754

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.




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                                                 FORM 13F INFORMATION TABLE

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                         TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT      OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN    MANAGERS   SOLE   SHARED  NONE
---------------------- ----------  ------    ---------  --------  ---  ----  -------    --------  ------  ------  ----

AETNA INC NEW
 COM STK		COM	00817Y108    10,128      240,629  SH	     Share-defined	  123	  240,629
AMERICAN PHYSICIANS
 SVC GROUP COM STK	COM	028882108     3,762 	 189,613  SH	     Share-defined	  123	  189,613
ARBOR REALTY TRUST
 INC COM STK		COM	038923108     6,876 	 455,996  SH	     Share-defined	  123	  455,996
CME GROUP INC COM STK	COM	12572Q105     9,747 	  20,779  SH	     Share-defined	  123	   20,779
CIBC CAD
 COM			COM	136069101	147 	   2,288  SH	     Share-defined	  123	    2,288
CREDIT SUISSE
 GROUP ZUERICH ADR	COM	225401108    10,654	 209,395  SH	     Share-defined	  123	  209,395
DEALERTRACK HOLDINGS
 INC COM STK		COM	242309102    17,074      844,395  SH	     Share-defined	  123	  844,395
EPIQ SYSTEMS INC	COM	26882D109     7,792 	 502,087  SH	     Share-defined	  123	  502,087
ESPEED INC
 CL A COM STK		COM	296643109    12,689    1,088,217  SH	     Share-defined	  123	1,088,217
EZCORP INC COM STK	COM	302301106     6,909 	 561,212  SH	     Share-defined	  123	  561,212
FIDELITY NATIONAL
 FINANCIAL CL A		COM	31620R105    18,754    1,023,153  SH	     Share-defined	  123	1,023,153
FISERV INC COM STK	COM	337738108    11,948      248,442  SH	     Share-defined	  123	  248,442
FRANKLIN RESOURCES
 INC. COM STK		COM	354613101    11,737      121,010  SH	     Share-defined	  123	  121,010
HMS HOLDINGS CORP
 COM STK		COM	40425J101     5,076 	 177,782  SH	     Share-defined	  123	  177,782
INTERACTIVE BROKERS
 GROUP INC		COM	45841N107     9,314 	 362,821  SH	     Share-defined	  123	  362,821
INVESTMENT TECHNOLOG
 GROUP I COM STK	COM	46145F105    12,080      261,582  SH	     Share-defined	  123	  261,582
LIFE PARTNERS HOLDINGS
 INC COM STK		COM	53215T106     1,625 	  88,082  SH	     Share-defined	  123	   88,082
MGIC INVT CORP COM STK	COM	552848103    15,617    1,483,107  SH	     Share-defined	  123   1,483,107
METROCORP BANCSHARES
 INC COM STK		COM	591650106     5,620 	 439,410  SH	     Share-defined	  123	  439,410
NYFIX INC COM STK	COM	670712108     6,049    1,390,657  SH	     Share-defined	  123	1,390,657
OCEANFIRST FINL CORP
 COM STK		COM	675234108     9,560 	 546,617  SH	     Share-defined	  123	  546,617
PENSON WORLDWIDE INC
 COM STK		COM	709600100     1,549 	 167,803  SH	     Share-defined	  123	  167,803
UCBH HOLDINGS INC
 COM STK		COM	90262T308     6,233 	 803,180  SH	     Share-defined	  123	  803,180
INVESCO LTD COM STK	COM	G491BT108    16,486      676,755  SH	     Share-defined	  123	  676,755
MF GLOBAL COM STK	COM	G60642108     8,395 	 847,114  SH	     Share-defined	  123	  847,114
PARTNERRE LTD BERMUDA	COM	G6852T105    10,691      140,122  SH	     Share-defined	  123	  140,122
TEXTAINER GROUP HOLD	COM	G8766E109     5,789 	 383,916  SH	     Share-defined	  123	  383,916
VALIDUS HOLDINGS LTD	COM	G9319H102     9,187 	 392,086  SH	     Share-defined	  123	  392,086
AERCAP HOLDINGS
 COM STK		COM	N00985106    13,266 	 754,604  SH         Share-defined	  123	  754,604


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